CERTAIN RISKS AND CONCENTRATION (Details) - 12 months ended Dec. 31, 2018 - Total cash, restricted cash and short-term investments - Credit concentration risk - PRC ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Unusual Risk or Uncertainty
Cash and certificates of deposit	$ 1,150,877	¥ 7,912,854
Percentage of cash, restricted cash and short-term investments held in the PRC	90.00%